Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,302,758	$ 1,221,163
Less: Accumulated depreciation	(323,461)	(144,537)	$ (368,482)
Net Property and Equipment	979,297	1,076,626	$ 1,000,873
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,585	144,585
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,138,530	1,056,935
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,643	$ 19,643